Right-of-use asset and lease liability - Lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lease liability:
Balance at the beginning	$ 188
Additions to lease liability	535	$ 204
Interest expense	17	12
Principal repayment	(187)	(146)
Currency translation adjustment (note 2 (c))		4
Derecognition due to lease modification	(55)
Foreign exchange loss	5
Balance at the end	503	188
Current portion of lease liability	156	167	$ 114
Non-current portion of lease liability	$ 347	21
Remaining life of property leases	2 years 8 months 12 days
Incremental borrowing rate	5.00%
IFRS Adjustment
Lease liability:
Balance at the beginning		$ 114